Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		$ (3,938)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		$ 3,938
Currency risk
Sensitivity analysis
Strengthening of USD by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,833)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,833
Euro | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(1,787)	$ (3,642)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,787	3,642
Russian Ruble | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(108)	(296)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	108	$ 296
Armenian Dram | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	68
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(68)
Kazakhstani Tenge | Currency risk
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(6)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 6